Net Loss per Share of Common Stock (Tables)	8 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Net Loss per Share of Common Stock [Abstract]
Schedule of Diluted Net Loss per Share	The following table summarizes the number of shares of Common Stock issuable upon conversion or exercise, as applicable, of convertible securities, stock options, and warrants that were not included in the calculation of diluted net loss per share because such shares are antidilutive:
	September 30, 2024	September 30, 2023
	(Successor)	(Predecessor)
Conversion of convertible preferred stock issued and outstanding	84,770,124	27,920,467
Conversion of convertible preferred stock underlying convertible preferred stock warrants	49,797,736	1,849,638
Exercise of common warrants into common stock	18,305,411	-
Common stock reserved for employee stock option plan (ESPP)	527,182	-
Common stock underlying outstanding options	2,657,486	894,500
	156,057,939	30,664,605
The following table summarizes the number of shares of common stock issuable upon conversion or exercise, as applicable, of convertible securities, warrants and restricted stock that were not included in the calculation of diluted net loss per share because such shares are antidilutive:
	Year ended December 31,
	2023	2022
Common stock options	782,499	1,138,110
Convertible preferred stock	27,920,467	27,920,467
Convertible preferred warrants	1,849,638	1,849,638
	30,552,604	30,908,215